Other Gains And Losses, Net - Summary Of Other Gains And Losses Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure Of Detailed Information Of Other Gains And Losses [Line Items]
Net exchange (loss) gain	$ 151	$ 589		$ (48)
Recovery of accounts and other receivables written off	2	20		9
Total	$ 153	$ 609	[1]	$ (39)	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.